Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 11, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 10, 2023	Dec. 15, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares transferred from Class B shares to Class A share (in shares)	9,487,500
Cash		$ 0		$ 0		$ 0	$ 22,232
Cash equivalents		0		0		0	0
Restricted Cash		66,621		66,621		843,313	0
Cash held outside of Trust Account		49,915,251		49,915,251		71,432,177	295,802,694		$ 1,539,541
Trust Account - Restricted for Redeeming Shareholders						24,539,002
Transaction costs									16,919,619
Underwriting fees									2,875,000
Deferred underwriting fee payable		10,062,500		10,062,500		10,062,500	10,062,500		10,062,500
Fair value of class A shares issued to underwriters									3,456,652
Other offering costs									525,467
Unrecognized tax benefits		0		0		0	0
Unrecognized tax benefits accrued for interest and penalties		41,498		41,498
Unrecognized tax benefits accrued for interest and penalties included in income taxes payable		$ 41,498		$ 41,498
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued						$ 0	$ 0
Anti-dilutive securities attributable to warrants (in shares)		29,648,250	29,648,250	29,648,250	29,648,250	29,648,250	29,648,250
Effective income tax rate (in percent)		(16.22%)	98.16%	(37.57%)	36.23%	43.40%	32.10%
Statutory federal income tax rate (in percent)				21.00%		21.00%	21.00%
Initial Public Offering
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Transaction costs									16,919,619
Underwriting fees									2,875,000
Deferred underwriting fee payable									10,062,500
Fair value of class A shares issued to underwriters									3,456,652
Other offering costs									$ 525,467
Class A common stock
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Conversion of shares (in shares)	9,487,495
Shares transferred from Class B shares to Class A share (in shares)	9,487,495
Class B Common Stock
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Shares transferred from Class B shares to Class A share (in shares)	5
Class A common stock subject to possible redemption
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption, outstanding (in shares)		4,345,663		4,345,663		4,345,663	28,750,000	6,630,703